Commitments and Contingencies	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Mar. 31, 2023
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Commitments and Contingencies
NOTE
7-COMMITMENTS

AND CONTINGENCIES
Registration Rights
The holders of the Founder Shares, private placement warrants and warrants that may be issued upon conversion of the Working Capital Loans (and any Class A Ordinary Shares issuable upon the exercise of the private placement warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Initial Public Offering requiring the Company to register a sale of any of the securities held by them, including any other securities of the Company acquired by them prior to the consummation of the Company’s initial Business Combination. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggyback” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The Company bears the expenses incurred in connection with the filing of any such registration statements.
Risks and Uncertainties
United States and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the ongoing Russia-Ukraine conflict and the recent escalation of the Israel-Hamas conflict. In response to the ongoing Russia-Ukraine conflict, the North Atlantic Treaty Organization (“NATO”) deployed additional military forces to eastern Europe, and the United States, the United Kingdom, the European Union and other countries have announced various sanctions and restrictive actions against Russia, Belarus and related individuals and entities, including the removal of certain financial institutions from the Society for Worldwide Interbank Financial Telecommunication payment system. Certain countries, including the United States, have also provided and may continue to provide military aid or other assistance to Ukraine and to Israel, increasing geopolitical tensions among a number of nations. The invasion of Ukraine by Russia and the escalation of the Israel-Hamas conflict and the resulting measures that have been taken, and could be taken in the future, by NATO, the United States, the United Kingdom, the European Union, Israel and its neighboring states and other countries have created global security concerns that could have a lasting impact on regional and global economies. Although the length and impact of the ongoing conflicts are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions and increased cyberattacks against U.S. companies. Additionally, any resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets.
Any of the above mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions resulting from the Russian invasion of Ukraine, the escalation of the Israel-Hamas conflict and subsequent sanctions or related actions, could adversely affect the Company’s search for an initial business combination and any target business with which the Company may ultimately consummate an initial business combination.
Underwriting Agreement
The Company had granted the underwriters a
45-day

option to purchase up to 11,250,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. On February 19, 2022, the option lapsed because the underwriters did not exercise their over-allotment option.
In addition, the underwriters
were
 entitled to a deferred fee of $
0.35
per Unit, or $
26,250,000
in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
On January 3, 2024, in consideration of Citigroup Global Markets Inc.’s (“Citi”) engagement as the Company’s financial advisor and placement agent in the
PIPE
financing raised in connection with the Lionsgate Business Combination, and the fees it is expected to receive in connection with such roles, Citi agreed to make adjustments to its entitlement to a portion of the $
26,250,000
deferred underwriting fee payable to it pursuant to the terms of that certain underwriting agreement, dated January 5, 2022 (the “Underwriting Agreement”), by and between the Company and Goldman Sachs & Co. LLC (“Goldman Sachs”) and Citi, as representatives of the underwriters, which deferred underwriting fee would have been due upon the closing of the Lionsgate Business Combination. Such adjustments modified Citi’s entitlement to its portion of the deferred underwriting fee to be equal to a specific percentage of the amount remaining in the Trust Account, after giving effect to the redemption rights exer cised by the Company’s public shareholders and certain other adjustments.

Each of Citi and Morgan Stanley & Co. LLC (“Morgan Stanley”), are serving as co-placement agents in the PIPE and for such role will receive a fee equal to a specific percentage of the total funds raised in the PIPE. Morgan Stanley will also receive an incremental fee equal to a specific percentage of the amount remaining in the Trust Account at the closing of the Lionsgate Business Combination.
In addition, on January 3, 2024, the Company received a letter from Goldman Sachs whereby Goldman Sachs waived its entitlement to its portion of the $
26,250,000
deferred underwriting fee payable pursuant to the Underwriting Agreement. The Company did not seek out the reasons why Goldman Sachs waived its deferred underwriting fee, despite Goldman Sachs having already completed its services under the Underwriting Agreement. Goldman Sachs received no additional consideration for the waiver of its entitlement to the deferred underwriting fee. Upon receipt of the waiver, offering costs of $
17,325,000
were adjusted to temporary equity on the accompanying consolidated statements of changes in shareholders’ deficit.

Note
7-Commitments
and Contingencies
Registration Rights
The holders of the Founder Shares, private placement warrants and warrants that may be issued upon conversion of the Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the private placement warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the initial public offering requiring the Company to register a sale of any of the securities held by them, including any other securities of the Company acquired by them prior to the consummation of the Company’s initial business combination. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The Company bears the expenses incurred in connection with the filing of any such registration statements.
Risks and Uncertainties
United States and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the ongoing Russia-Ukraine conflict and the recent escalation of the Israel-Hamas conflict. In response to the ongoing Russia-Ukraine conflict, the North Atlantic Treaty Organization (“NATO”) deployed additional military forces to eastern Europe, and the United States, the United Kingdom, the European Union and other countries have announced various sanctions and restrictive actions against Russia, Belarus and related individuals and entities, including the removal of certain financial institutions from the Society for Worldwide Interbank Financial Telecommunication (SWIFT) payment system. Certain countries, including the United States, have also provided and may continue to provide military aid or other assistance to Ukraine and to Israel, increasing geopolitical tensions among a number of nations. The invasion of Ukraine by Russia and the escalation of the Israel- Hamas conflict and the resulting measures that have been taken, and could be taken in the future, by NATO, the United States, the United Kingdom, the European Union, Israel and its neighboring states and other countries have created global security concerns that could have a lasting impact on regional and global economies. Although the length and impact of the ongoing conflicts are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions and increased cyber-attacks against U.S. companies. Additionally, any resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets.
Any of the above mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions resulting from the Russian invasion of Ukraine, the escalation of the Israel-Hamas conflict and subsequent sanctions or related actions, co
u
ld adversely affect the Company’s search for an initial busi ne
ss combination and any target business with which the Company may ultimately consummate an initial business combination.

Underwriting Agreement
The Company had granted the underwriters a
45-day

option to purchase up to 11,250,000 additional Units to cover over-allotments at the initial public offering price, less the underwriting discounts and commissions. On February 19, 2022, the option lapsed because the underwriters did not exercise their over-allotment option.
In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $26,250,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Subsequent to December 31, 2023, Goldman Sachs (as
defined below) waived its entitlement to any portion of the $
26,250,000

deferred fee payable to it and Citi (as defined below) agreed to make certain adjustments to its entitlement to a portion of the $26,250,000 deferred underwriting fee. See Note 11 for additional information.

STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Commitments and Contingencies
15. Contingencies
From time to time, the Company is involved in certain claims and legal proceedings arising in the normal course of business.
The Company establishes an accrued liability for claims and legal proceedings when the Company determines that a loss is both probable and the amount of the loss can be reasonably estimated. Once established, accruals are adjusted from time to time, as appropriate, in light of additional information. The amount of any loss ultimately incurred in relation to matters for which an accrual has been established may be higher or lower than the amounts accrued for such matters.
As of December 31, 2023, the Company is not a party to any material pending claims or legal proceeding and is not aware of any other claims that it believes could, individually or in the aggregate, have a material adverse effect on the Company’s financial position, results of operations or cash flows.

17. Commitments and Contingencies
Commitments
The following table sets forth the Company’s future annual repayment of contractual commitments as of March 31, 2023:

	Year Ending March 31,
	2024	2025	2026	2027	2028	Thereafter	Total

	(Amounts in millions)
Contractual commitments by expected repayment date (off-balance sheet arrangements)
Film related obligations commitments (1)	$149.6	$141.0	$14.1	$6.5	$—	$4.1	$315.3
Interest payments (2)	139.9	81.3	36.6	10.1	3.2	—	271.1
Other contractual obligations	81.0	57.9	45.7	40.3	36.9	138.0	399.8

Total future commitments under contractual obligations (3)	$370.5	$280.2	$96.4	$56.9	$40.1	$142.1	$986.2

(1)	Film related obligations commitments are not reflected on the combined balance sheets as they did not then meet the criteria for recognition and include the following items:
(i)
Distribution and marketing commitments represent contractual commitments for future expenditures associated with distribution and marketing of films which the Company will distribute. The payment dates of these amounts are primarily based on the anticipated release date of the film.

(ii)	Minimum guarantee commitments represent contractual commitments related to the purchase of film rights for pictures to be delivered in the future.
(iii)
Production loan commitments represent amounts committed for future film production and development to be funded through production financing and recorded as a production loan liability when incurred. Future payments under these commitments are based on anticipated delivery or release dates of the related film or contractual due dates of the commitment. The amounts include estimated future interest payments associated with the commitment.

(2)
Includes cash interest payments on the Company’s Senior Credit Facilities and film related obligations, based on the applicable LIBOR and SOFR interest rates as of March 31, 2023, net of payments and receipts from the Company’s interest rate swaps, and excluding the interest payments on the revolving credit facility as future amounts are not fixed or determinable due to fluctuating balances and interest rates.

(3)
Not included in the amounts above are $343.6 million of redeemable noncontrolling interest, as future amounts and timing are subject to a number of uncertainties such that the Company is unable to make sufficiently reliable estimations of future payments
. See Note 11 for further information.

Multiemployer Benefit Plans.
The Company contributes to various multiemployer pension plans under the terms of collective bargaining agreements that cover its union-represented employees. The Company makes periodic contributions to these plans in accordance with the terms of applicable collective bargaining agreements and laws but does not sponsor or administer these plans. The risks of participating in these multiemployer pension plans are different from single-employer pension plans such that (i) contributions made by the Company to the multiemployer pension plans may be used to provide benefits to employees of other participating employers; (ii) if the Company chooses to stop participating in certain of these multiemployer pension plans, it may be required to pay those plans an amount based on the underfunded status of the plan, which is referred to as a withdrawal liability; and (iii) actions taken by a participating employer that lead to a deterioration of the financial health of a multiemployer pension plan may result in the unfunded obligations of the multiemployer pension plan to be borne by its remaining participating employers.
The Company does not participate in any multiemployer benefit plans that are considered to be individually significant to the Company, and as of March 31, 2023, all except two of the largest plans in which the Company participates were funded at a level of 80% or greater. The other two plans, the Motion Picture Industry Pension Plan and the Screen Actors Guild—Producers Pension Plan were funded at 69.80% and 78.95%, respectively, for the 2022 plan year, but neither of these plans were considered to be in endangered, critical, or critical and declining status in the 2022 plan year. Total contributions made by the Company to multiemployer pension and other benefit plans for the years ended March 31, 2023, 2022 and 2021 were $87.0 million, $90.4 million and $62.9 million, respectively.
If the Company ceases to be obligated to make contributions or otherwise withdraws from participation in any of these plans, applicable law requires the Company to fund its allocable share of the unfunded vested benefits, which is known as a withdrawal liability. In addition, actions taken by other participating employers may lead to adverse changes in the financial condition of one of these plans, which could result in an increase in the Company’s withdrawal liability.
Contingencies
From time to time, the Company is involved in certain claims and legal proceedings arising in the normal course of business.
The Company establishes an accrued liability for claims and legal proceedings when the Company determines that a loss is both probable and the amount of the loss can be reasonably estimated. Once established, accruals are adjusted from time to time, as appropriate, in light of additional information. The amount of any loss ultimately incurred in relation to matters for which an accrual has been established may be higher or lower than the amounts accrued for such matters.
As of March 31, 2023, the Company is not a party to any material pending claims or legal proceeding and is not aware of any other claims that it believes could, individually or in the aggregate, have a material adverse effect on the Company’s financial position, results of operations or cash flows.
Insurance Litigation
During the fiscal year ended March 31, 2022, the Company settled with all of the insurers in its previous lawsuits related to insurance reimbursements associated with the previous Starz shareholder litigation settlement, which resulted in a net settlement amount received by the Company of $22.7 million in the fiscal year ended March 31, 2022, which is included in the “interest and other income” line item on the combined statement of operations.